Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities

NOTE 6

investment securities

The following is a summary of investment securities as of December 31:

	2011				2010
		Gross	Gross	Estimated		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair		Unrealized	Unrealized	Fair
(Millions)	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
State and municipal obligations	$4,968	$103	$(72)	$4,999	$6,140	$24	$(367)	$5,797
U.S. Government agency obligations	352	2	―	354	3,402	12	(1)	3,413
U.S. Government treasury obligations	330	10	―	340	2,450	6	―	2,456
Corporate debt securities(a)	626	9	(3)	632	1,431	15	(1)	1,445
Mortgage-backed securities(b)	261	17	―	278	272	6	(2)	276
Equity securities(c)	95	265	―	360	98	377	―	475
Foreign government bonds and obligations	120	10	―	130	95	4	―	99
Other	54	―	―	54	49	―	―	49
Total	$6,806	$416	$(75)	$7,147	$13,937	$444	$(371)	$14,010

  The December 31, 2011 and 2010 balances include, on a cost basis, $0.6 billion and $1.3 billion, respectively, of corporate debt obligations issued under the Temporary Liquidity Guarantee Program (TLGP) that are guaranteed by the Federal Deposit Insurance Corporation (FDIC).
  Represents mortgage-backed securities guaranteed by Fannie Mae, Freddie Mac or Ginnie Mae.
  Primarily represents the Company's investment in the Industrial and Commercial Bank of China (ICBC).

other-than-temporary impairment

Realized losses are recognized upon management's determination that a decline in fair value is other than temporary. The determination of other-than-temporary impairment is a subjective process, requiring the use of judgments and assumptions regarding the amount and timing of recovery. The Company reviews and evaluates its investments at least quarterly and more often, as market conditions may require, to identify investments that have indications of other-than-temporary impairments. It is reasonably possible that a change in estimate could occur in the near term relating to other-than-temporary impairment. Accordingly, the Company considers several factors when evaluating debt securities for other-than-temporary impairment including the determination of the extent to which the decline in fair value of the security is due to increased default risk for the specific issuer or market interest rate risk. With respect to increased default risk, the Company assesses the collectibility of principal and interest payments by monitoring issuers' credit ratings, related changes to those ratings, specific credit events associated with the individual issuers as well as the credit ratings of a financial guarantor, where applicable, and the extent to which amortized cost exceeds fair value and the duration and size of that difference. With respect to market interest rate risk, including benchmark interest rates and credit spreads, the Company assesses whether it has the intent to sell the securities and whether it is more likely than not that the Company will not be required to sell the securities before recovery of any unrealized losses.

The following table provides information about the Company's investment securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31:

	2011				2010
(Millions)	Less than 12 months		12 months or more		Less than 12 months		12 months or more
		Gross		Gross		Gross		Gross
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Description of Securities	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
State and municipal obligations	$ ―	$ ―	$1,094	$(72)	$2,535	$(156)	$1,076	$(211)
U.S. Government agency obligations	―	―	―	―	299	(1)	―	―
Corporate debt securities	15	(2)	2	(1)	―	―	3	(1)
Mortgage-backed securities	―	―	―	―	71	(2)	―	―
Total	$15	$(2)	$1,096	$(73)	$2,905	$(159)	$1,079	$(212)

The following table summarizes the gross unrealized losses due to temporary impairments by ratio of fair value to amortized cost as of December 31:

(Dollars in millions)	Less than 12 months			12 months or more			Total
			Gross			Gross			Gross
Ratio of Fair Value to	Number of	Estimated	Unrealized	Number of	Estimated	Unrealized	Number of	Estimated	Unrealized
Amortized Cost	Securities	Fair Value	Losses	Securities	Fair Value	Losses	Securities	Fair Value	Losses
2011:
90%–100%	―	$ ―	$ ―	114	$884	$(35)	114	$884	$(35)
Less than 90%	1	15	(2)	22	212	(38)	23	227	(40)
Total as of December 31, 2011	1	$15	$(2)	136	$1,096	$(73)	137	$1,111	$(75)
2010:
90%–100%	457	$2,554	$(113)	31	$79	$(7)	488	$2,633	$(120)
Less than 90%	48	351	(46)	115	1,000	(205)	163	1,351	(251)
Total as of December 31, 2010	505	$2,905	$(159)	146	$1,079	$(212)	651	$3,984	$(371)

The gross unrealized losses on state and municipal securities and all other debt securities can be attributed to higher credit spreads generally for state and municipal securities, higher credit spreads for specific issuers, changes in market benchmark interest rates, or a combination thereof, all as compared to those prevailing when the investment securities were acquired.

In assessing default risk on these investment securities, the Company has qualitatively considered the key factors identified above and determined that it expects to collect all of the contractual cash flows due on the investment securities.

Overall, for the investment securities in gross unrealized loss positions identified above, (i) the Company does not intend to sell the investment securities, (ii) it is more likely than not that the Company will not be required to sell the investment securities before recovery of the unrealized losses, and (iii) the Company expects that the contractual principal and interest will be received on the investment securities. As a result, the Company recognized no other-than-temporary impairments during the periods presented.

supplemental information

Gross realized gains and losses on the sales of investment securities, included in other non-interest revenues, were as follows:

The gross unrealized losses on state and municipal securities and all other debt securities can be attributed to higher credit spreads generally for state and municipal securities, higher credit spreads for specific issuers, changes in market benchmark interest rates, or a combination thereof, all as compared to those prevailing when the investment securities were acquired.

In assessing default risk on these investment securities, the Company has qualitatively considered the key factors identified above and determined that it expects to collect all of the contractual cash flows due on the investment securities.

Overall, for the investment securities in gross unrealized loss positions identified above, (i) the Company does not intend to sell the investment securities, (ii) it is more likely than not that the Company will not be required to sell the investment securities before recovery of the unrealized losses, and (iii) the Company expects that the contractual principal and interest will be received on the investment securities. As a result, the Company recognized no other-than-temporary impairments during the periods presented.

supplemental information

Gross realized gains and losses on the sales of investment securities, included in other non-interest revenues, were as follows:

(Millions)	2011	2010	2009
Gains	$16	$1	$226
Losses	―	(6)	(1)
Total	$16	$(5)	$225

		Estimated
(Millions)	Cost	Fair Value
Due within 1 year	$973	$983
Due after 1 year but within 5 years	421	429
Due after 5 years but within 10 years	217	227
Due after 10 years	5,046	5,094
Total	$6,657	$6,733

The expected payments on state and municipal obligations and mortgage-backed securities may not coincide with their contractual maturities because the issuers have the right to call or prepay certain obligations.